Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	47,800,000	47,800,000
Ordinary shares, issued	18,756,570	18,494,739
Ordinary shares, outstanding	18,756,570	18,494,739